SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2019
Segment Reporting [Abstract]
Summary of Financial Information by Segment
The following tables summarize selected financial information by segment as well as the reconciliation from consolidated net income (loss) under U.S. GAAP to Adjusted EBIT and Adjusted EBITDA for the three and six months ended June 30, 2019 and 2018.

	Three Months Ended June 30, 2019
	Agriculture	Construction	Commercial and Specialty Vehicles	Powertrain	Unallocated items, eliminations and other	Total Industrial Activities	Financial Services	Eliminations	Total
	(in millions)
Revenues	$3,095	$757	$2,698	$1,133	$(615)	$7,068	$519	$(20)	$7,567
Net income(1)						336	91	—	427
Add back:
Income tax expense						104	31	—	135
Interest expense of Industrial Activities, net of interest income and eliminations						66	—	—	66
Foreign exchange losses, net						11	—	—	11
Finance and non-service component of Pension and OPEB costs(2)						(16)	—	—	(16)
Adjustments:
Restructuring expenses	15	4	6	—	1	26	2	—	28
Adjusted EBIT	$341	$25	$100	$102	$(41)	$527	$124	$—	$651
Depreciation and amortization	69	15	47	31	—	162	1	—	163
Depreciation of assets on operating lease and assets sold with buy-back commitment	—	—	79	—	—	79	59	—	138
Adjusted EBITDA	$410	$40	$226	$133	$(41)	$768	$184	$—	$952

(1)	For Industrial Activities, net income net of “Results from intersegment investments”.

(2)
This item includes the pre-tax gain of $30 million as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of certain healthcare benefits in the U.S.

	Six Months Ended June 30, 2019
	Agriculture	Construction	Commercial and Specialty Vehicles	Powertrain	Unallocated items, eliminations and other	Total Industrial Activities	Financial Services	Eliminations	Total
	(in millions)
Revenues	$5,585	$1,397	$5,112	$2,169	$(1,189)	$13,074	$993	$(43)	$14,024
Net income(1)						505	186	—	691
Add back:
Income tax expense						158	67	—	225
Interest expense of Industrial Activities, net of interest income and eliminations						119	—	—	119
Foreign exchange losses, net						20	—	—	20
Finance and non-service component of Pension and OPEB costs(2)						(31)	—	—	(31)
Adjustments:
Restructuring expenses	18	4	11	—	1	34	2	—	36
Adjusted EBIT	$509	$38	$151	$198	$(91)	$805	$255	$—	$1,060
Depreciation and amortization	144	29	94	63	—	330	2	—	332
Depreciation of assets on operating lease and assets sold with buy-back commitment	—	—	158	—	—	158	124	—	282
Adjusted EBITDA	$653	$67	$403	$261	$(91)	$1,293	$381	$—	$1,674

(1)	For Industrial Activities, net income net of “Results from intersegment investments”.

(2)
This item includes the pre-tax gain of $60 million as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of certain healthcare benefits in the U.S.

	Three Months Ended June 30, 2018
	Agriculture	Construction	Commercial and Specialty Vehicles	Powertrain	Unallocated items, eliminations and other	Total Industrial Activities	Financial Services	Eliminations	Total
	(in millions)
Revenues	$3,312	$799	$2,889	$1,218	$(639)	$7,579	$498	$(32)	$8,045
Net income (loss)(1)						306	102	—	408
Add back:
Income tax expense						79	39	—	118
Interest expense of Industrial Activities, net of interest income and eliminations						88	—	—	88
Foreign exchange losses, net						97	—	—	97
Finance and non-service component of Pension and OPEB costs(2)						(4)	—	—	(4)
Adjustments:
Restructuring expenses	1	—	3	1	—	5	—	—	5
Adjusted EBIT	$396	$33	$92	$108	$(58)	$571	$141	$—	$712
Depreciation and amortization	75	15	53	33	1	177	2	—	179
Depreciation of assets on operating lease and assets sold with buy-back commitment	1	—	94	—	—	95	60	—	155
Adjusted EBITDA	$472	$48	$239	$141	$(57)	$843	$203	$—	$1,046

(1)	For Industrial Activities, net income net of “Results from intersegment investments”.

(2)
This item includes the pre-tax gain of $20 million as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of certain healthcare benefits in the U.S.

	Six Months Ended June 30, 2018
	Agriculture	Construction	Commercial and Specialty Vehicles	Powertrain	Unallocated items, eliminations and other	Total Industrial Activities	Financial Services	Eliminations	Total
	(in millions)
Revenues	$5,891	$1,481	$5,384	$2,404	$(1,281)	$13,879	$1,000	$(61)	$14,818
Net income(1)						405	205	—	610
Add back:
Income tax expense						102	79	—	181
Interest expense of Industrial Activities, net of interest income and eliminations						181	—	—	181
Foreign exchange losses, net						122	—	—	122
Finance and non-service component of Pension and OPEB costs(2)						14	—	—	14
Adjustments:
Restructuring expenses	1	—	6	1	—	8	—	—	8
Adjusted EBIT	$582	$33	$141	$203	$(127)	$832	$284	$—	$1,116
Depreciation and amortization	154	31	108	67	1	361	3	—	364
Depreciation of assets on operating lease and assets sold with buy-back commitment	1	—	196	—	—	197	126	—	323
Adjusted EBITDA	$737	$64	$445	$270	$(126)	$1,390	$413	$—	$1,803

(1)	For Industrial Activities, net income net of “Results from intersegment investments”.
(2)
This item includes the pre-tax gain of $20 million as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of certain healthcare benefits in the U.S.